Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2014		2013
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2014	—	—%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	26,000	0.92%
2017	51,000	1.28%	51,000	3.37%
2018	125,049	2.11%	125,062	2.11%
2019	75,333	1.97%	25,415	1.94%
Thereafter	176,161	3.16%	151,330	3.33%
Total	$504,543	2.30%	530,307	2.39%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2014	—	—%	100,500	1.51%
2015	51,000	2.00%	51,000	2.00%
2016	26,000	0.92%	26,000	0.92%
2017	351,000	1.68%	351,000	1.99%
2018	125,049	2.11%	125,062	2.11%
2019	75,333	1.97%	25,415	1.94%
Thereafter	176,161	3.16%	151,330	3.33%
Total	$804,543	2.09%	$830,307	2.16%
Prepayment penalty	(17,941)	—	(19,766)	—
Total long-term debt	$786,602	2.89%	$810,541	2.79%